Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis	The following tables present assets and liabilities measured at fair value on a recurring basis at December 31, 2025, and December 31, 2024.

	December 31, 2025				December 31, 2024
Dollars in millions	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS MEASURED ON A RECURRING BASIS
Trading account assets:
U.S. Treasury, agencies and corporations	$—	$674	$—	$674	$—	$930	$—	$930
States and political subdivisions	—	60	—	60	—	127	—	127
Other mortgage-backed securities	—	316	—	316	—	183	—	183
Other securities	—	6	—	6	—	25	—	25
Total trading account securities	—	1,056	—	1,056	—	1,265	—	1,265
Commercial loans	—	5	—	5	—	18	—	18
Total trading account assets	—	1,061	—	1,061	—	1,283	—	1,283
Securities available for sale:
U.S. Treasury, agencies and corporations	—	7,886	—	7,886	—	8,904	—	8,904
States and political subdivisions	—	—	—	—	—	—	—	—
Agency residential collateralized mortgage obligations	—	8,565	—	8,565	—	9,224	—	9,224
Agency residential mortgage-backed securities	—	19,195	—	19,195	—	15,169	—	15,169
Agency commercial mortgage-backed securities	—	3,950	—	3,950	—	4,410	—	4,410
Other securities	—	—	—	—	—	—	—	—
Total securities available for sale	$—	$39,596	$—	$39,596	$—	$37,707	$—	$37,707
Other investments:
Principal investments:
Indirect (measured at NAV) (a)	$—	$—	$—	$9	$—	$—	$—	$14
Total principal investments	—	—	—	9	—	—	—	14
Equity investments:
Direct	—	—	3	3	—	—	2	2
Direct (measured at NAV) (a)	—	—	—	71	—	—	—	54
Indirect (measured at NAV) (a)	—	—	—	3	—	—	—	3
Total equity investments	—	—	3	77	—	—	2	59
Total other investments	—	—	3	86	—	—	2	73
Loans, net of unearned income (residential)	—	—	11	11	—	—	10	10
Loans held for sale (residential)	—	149	—	149	—	93	—	93
Derivative assets:
Interest rate	—	135	(3)	132	—	114	(4)	110
Foreign exchange	39	44	—	83	93	31	—	124
Commodity	—	249	—	249	—	363	—	363
Credit	—	—	—	—	—	—	—	—
Other	—	7	1	8	—	15	—	15
Derivative assets	39	435	(2)	472	93	523	(4)	612
Netting adjustments (b)	—	—	—	(297)	—	—	—	(363)
Total derivative assets	39	435	(2)	175	93	523	(4)	249
Total assets on a recurring basis at fair value	$39	$41,241	$12	$41,078	$93	$39,606	$8	$39,415
LIABILITIES MEASURED ON A RECURRING BASIS
Bank notes and other short-term borrowings:
Short positions	$412	$409	$—	$821	$107	$773	$—	$880
Derivative liabilities:
Interest rate	—	577	—	577	—	965	—	965
Foreign exchange	36	44	—	80	85	32	—	117
Commodity	—	237	—	237	—	343	—	343
Credit	—	8	—	8	—	—	—	—
Other	—	25	—	25	—	14	—	14
Derivative liabilities	36	891	—	927	85	1,354	—	1,439
Netting adjustments (b)	—	—	—	(274)	—	—	—	(411)
Total derivative liabilities	36	891	—	653	85	1,354	—	1,028
Total liabilities on a recurring basis at fair value	$448	$1,300	$—	$1,474	$192	$2,127	$—	$1,908

(a)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.
(b)Netting adjustments represent the amounts recorded to convert our derivative assets and liabilities from a gross basis to a net basis in accordance with the applicable accounting guidance. The net basis takes into account the impact of bilateral collateral and master netting agreements that allow us to settle all derivative contracts with a single counterparty on a net basis and to offset the net derivative position with the related cash collateral. Total derivative assets and liabilities include these netting adjustments.

Schedule of Qualitative Disclosures of Valuation Techniques
The following table describes the valuation techniques and significant inputs used to measure the classes of assets and liabilities reported at fair value on a recurring basis, as well as the classification of each within the valuation hierarchy.

Asset/liability class	Valuation technique	Valuation hierarchy classification(s)
Securities (includes trading account assets, securities available for sale, and U.S. Treasury Bills classified as short-term investments)
Fair value of level 1 securities is determined by:
• Quoted market prices available in an active market for identical securities. This includes exchange-traded equity securities.
Fair value of level 2 securities is determined by:
• Pricing models (either by a third party pricing service or internally). Inputs include: yields, benchmark securities, bids, offers, actual trade data (i.e., spreads, credit ratings, and interest rates) for comparable assets, spread tables, matrices, high-grade scales, and option-adjusted spreads.
• Observable market prices of similar securities.

The valuations provided by the third-party pricing service are based on observable market inputs, which include benchmark yields, reported trades, issuer spreads, benchmark securities, bids, offers, and reference data obtained from market research publications. Inputs used by the third-party pricing service in valuing CMOs and other mortgage-backed securities also include new issue data, monthly payment information, whole loan collateral performance, and “To Be Announced” prices. In valuations of securities issued by state and political subdivisions, inputs used by the third-party pricing service also include material event notices. We regularly validate the pricing methodologies of valuations derived from a third-party pricing service to ensure the fair value determination is consistent with applicable accounting guidance and that our assets are properly classified in the fair value hierarchy. To perform this validation, we:

•review documentation received from our third-party pricing service regarding the inputs used in its valuations and determine a level assessment for each category of securities;
•substantiate actual inputs used for a sample of securities by comparing the actual inputs used by our third-party pricing service to comparable inputs for similar securities; and
•substantiate the fair values determined for a sample of securities by comparing the fair values provided by our third-party pricing service to prices from other independent sources for the same and similar securities.

We analyze variances and conduct additional research with our third-party pricing service and take appropriate steps based on our findings.
Level 1 and 2 (primarily Level 2)
Commercial loans (trading account assets)	Fair value is based on: • Observable market price spreads for similar loans. Valuations reflect prices within the bid-ask spread that are most representative of fair value.	Level 2
Principal investments (indirect)
Indirect principal investments include primary and secondary investments in private equity funds engaged mainly in venture- and growth-oriented investing. These investments do not have readily determinable fair values and qualify for the practical expedient to estimate fair value based upon net asset value per share (or its equivalent, such as member units or an ownership interest in partners’ capital to which a proportionate share of net assets is attributed).
Indirect principal investments are also accounted for as investment companies, whereby each investment is adjusted to fair value with any net realized or unrealized gain/loss recorded in the current period’s earnings.

The fair value and related unfunded commitments of our indirect principal investments at December 31, 2025, was $9 million and $1 million, respectively. No additional financial support was provided for the years ended December 31, 2025, and December 31, 2024. At December 31, 2025, no significant liquidation of the underlying investments has been communicated to Key.
NAV

Asset/liability class	Valuation technique	Valuation hierarchy classification(s)
Other direct equity investments
Fair value is determined using:
• Discounted cash flows
• Operating performance and market/exit multiples of comparable businesses
• Other unique facts and circumstances related to each individual investment
For level 3 securities, increases in the discount rate applied in the discounted cash flow models would negatively affect the fair value. Increases in valuation multiples of comparable companies would positively affect the fair value.
Level 3
Other direct and indirect equity investments (NAV)
Certain direct and indirect investments do not have readily determinable fair values and qualify for the practical expedient in the accounting guidance that allows us to estimate fair value based upon net asset value per share. These are typically comprised of investments in venture capital funds engaged mainly in venture- and growth-oriented investing. The unfunded commitments of these investments as of December 31, 2025, totaled $57 million.
NAV
Loans held for sale and held for investment (residential)
Residential mortgage loans held for sale are accounted for at fair value. Fair values are based on:
• Quoted market prices, where available
• Prices for other traded mortgage loans with similar characteristics
• Purchase commitments and bid information received from market participants
Prices are adjusted as necessary to include:
• The embedded servicing value in the loans
• The specific characteristics of certain loans that are priced based on the pricing of similar loans.
Residential loans held for investment: Certain residential loans held for sale contain salability exceptions that make them unable to be sold into the performing loan sales market. Loans in this category are transferred to the held to maturity loan portfolio and are included in “Loans, net of unearned income” on the balance sheet. This type of loan is classified as level 3 in the valuation hierarchy as transaction details regarding sales of this type of loan are often unavailable.
  Fair value is based upon:
• Unobservable bid information from brokers and investors

Higher (lower) unobservable bid information would have resulted in higher (lower) fair value measurements.
Level 2 and 3 (primarily level 2)
Derivatives
Certain foreign exchanged derivative instruments are able to be valued using quoted prices in active markets and are therefore classified as Level 1 instruments.

The majority of our derivative positions are Level 2 and are valued using internally developed models based on market convention and observable market inputs. These derivative contracts include interest rate swaps, commodity swaps, certain options, floors, cross currency swaps, credit default swaps, and forward mortgage loan sale commitments. Significant inputs used in the valuation models include:
• SOFR and Overnight Index Swap (OIS) curves, index pricing curves, foreign currency curves
• Volatility surfaces (a three-dimensional graph of implied volatility against strike price and maturity)
We have customized derivative instruments and risk participations that are classified as Level 3 instruments. These derivative positions are valued using internally developed models, with inputs consisting of available market data, including:

• Credit spreads and interest rates

The unobservable internally derived assumptions include:

• Loss given default
• Internal risk assessments of customers
The fair value represents an estimate of the amount that the risk participation counterparty would need to pay/receive as of the measurement date based on the probability of customer default on the swap transaction and the fair value of the underlying customer swap. Therefore, for sold risk participation agreements, a higher loss probability and a lower credit rating would negatively affect the fair value of the risk participations and a lower loss probability and higher credit rating would positively affect the fair value of the risk participations. (For purchased risk participation agreements, higher loss probabilities and lower credit ratings would positively affect the fair value.)
Level 1, 2, and 3 (primarily level 2)

Asset/liability class	Valuation technique	Valuation hierarchy classification(s)
Derivatives (continued)
We use interest rate lock commitments for our residential mortgage business, which are classified as Level 3 instruments. The significant components of the valuation model include:

• Interest rates observable in the market
• Investor supplied prices for similar loans and securities
• The probability of the loan closing (i.e. the "pull-through" amount, a significant unobservable input). Increases (decreases) in the probability of the loan closing would have resulted in higher (lower) fair value measurements.
Valuation of residential mortgage forward sale commitments utilizes observable market prices of comparable commitments and mortgage securities (Level 2).

The fair values of our derivatives include a credit valuation adjustment related to both counterparty and our own creditworthiness. The credit component considers master netting and collateral agreements and is determined by the individual counterparty based on potential future exposures, expected recovery rates, and market-implied probabilities of default.
Level 1, 2, and 3 (primarily level 2)
Liability for short positions
This includes fixed income securities held by our broker dealer in its trading inventory. Fair value of level 1 securities is determined by:
• Quoted market prices available in an active market for identical securities
Fair value of level 2 securities is determined by:
• Observable market prices of similar securities
• Market activity, spreads, credit ratings and interest rates for each security type
Level 1 and 2
The following table describes the valuation techniques and significant inputs used to measure the significant classes of assets and liabilities reported at fair value on a nonrecurring basis, as well as the classification of each within the valuation hierarchy.

Asset/liability class	Valuation technique	Valuation hierarchy classification(s)
Collateral-dependent loans	When a loan is collateral-dependent, the fair value of the loan is determined based on the fair value of the underlying collateral less estimated selling costs.	Level 3
OREO, other repossessed personal properties, and right-of-use assets(a)
OREO, other repossessed properties, and right-of-use assets are valued based on:

• Appraisals and third-party price opinions, less estimated selling costs

Generally, we classify these assets as Level 3, but OREO and other repossessed properties for which we receive binding purchase agreements are classified as Level 2. Returned lease inventory is valued based on market data for similar assets and is classified as Level 2.
Level 2 and 3
Other equity investments
We have other investments in equity securities that do not have readily determinable fair values and do not qualify for the practical expedient to measure the investment using a net asset value per share. We have elected to measure these securities at cost less impairment plus or minus adjustments due to observable orderly transactions. Impairment is recorded when there is evidence that the expected fair value of the investment has declined to below the recorded cost. At each reporting period, we assess if these investments continue to qualify for this measurement alternative.

At December 31, 2025, and December 31, 2024, the carrying amount of equity investments recorded under this method was $467 million and $394 million, respectively. We recorded no impairment for the year ended December 31, 2025. We recorded $5 million impairment for the year ended December 31, 2024.
Level 3
Mortgage Servicing Rights(a)	Refer to Note 8 (“Mortgage Servicing Assets”)	Level 3
(a)Asset classes included in “Accrued income and other assets” on the Consolidated Balance Sheets
The range and weighted-average of the significant unobservable inputs used to measure the fair value our material Level 3 recurring and nonrecurring assets at December 31, 2025, and December 31, 2024, along with the valuation techniques used, are shown in the following table:

	Level 3 Asset (Liability)		Valuation Technique	Significant Unobservable Input	Range (Weighted-Average) (a)
Dollars in millions	December 31, 2025	December 31, 2024			December 31, 2025	December 31, 2024
Recurring
Loans, net of unearned income (residential)	$11	$10	Market comparable pricing	Comparability factor	74.30%-99.00% (84.99%)	68.00 - 95.00% (77.48%)
Derivative instruments:
Interest rate	(3)	(4)	Discounted cash flows	Probability of default	.02 - 100% (4.40%)	.02 - 100% (5.00%)
				Loss given default	0 - 1 (.49)	0 - 1 (.50)
Insignificant level 3 assets, net of liabilities(b)	4	2
Nonrecurring
Collateral dependent loans	56	152	Fair value of underlying collateral	Liquidity discount	0 - 100.00% (40.00%)	0 - 100.00% (33.00%)
Accrued income and other assets:(c)
OREO and other assets	8	14	Appraised value	Appraised value	N/M	N/M
(a)The weighted average of significant unobservable inputs is calculated using a weighting relative to fair value.
(b)Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes certain equity investments and certain financial derivative assets and liabilities.
(c)Excludes $24 million pertaining to mortgage servicing assets measured as of December 31, 2025. Refer to Note 8 (“Mortgage Servicing Assets”) for significant unobservable inputs pertaining to these assets.

Schedule of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis
The following table presents our assets measured at fair value on a nonrecurring basis at December 31, 2025, and December 31, 2024:

	December 31, 2025				December 31, 2024
Dollars in millions	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS MEASURED ON A NONRECURRING BASIS
Collateral-dependent loans	$—	$—	$56	$56	$—	$—	$152	$152
Accrued income and other assets	—	—	32	32	—	—	14	14
Total assets on a nonrecurring basis at fair value	$—	$—	$88	$88	$—	$—	$166	$166

Schedule of Fair Value Disclosures of Financial Instruments
The carrying amounts and estimated fair value for certain financial instruments that are not recorded at fair value in the consolidated balance sheet as of December 31, 2025, and December 31, 2024, are shown in the following table.

	December 31, 2025
	Carrying Amount	Fair Value
Dollars in millions		Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash and short-term investments (a)	$11,450	$11,450	$—	$—	$11,450
Held-to-maturity securities (b)	8,622	—	8,313	—	8,313
Other investments (c)	863	—	—	863	863
Loans, net of unearned income (d)	105,103	—	—	101,946	101,946
Loans held for sale (c)	928	—	—	928	928
FINANCIAL LIABILITIES
Time deposits (e)	$12,680	$—	$12,731	$—	$12,731
Short-term borrowings (a)	263	—	263	—	263
Long-term debt (e)	9,917	9,318	729	—	10,047
Deposits with no stated maturity (a)	136,033	—	136,033	—	136,033

	December 31, 2024
	Carrying Amount	Fair Value
Dollars in millions		Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash and short-term investments (a)	$19,247	$19,247	$—	$—	$19,247
Held-to-maturity securities (b)	7,395	—	6,837	—	6,837
Other investments (c)	967	—	—	967	967
Loans, net of unearned income (d)	102,841	—	—	99,105	99,105
Loans held for sale (c)	704	—	—	704	704
FINANCIAL LIABILITIES
Time deposits (e)	$16,952	$—	$17,068	$—	$17,068
Short-term borrowings (a)	1,264	—	1,264	—	1,264
Long-term debt (e)	12,105	11,430	$477	—	11,907
Deposits with no stated maturity (a)	132,808	—	132,808	—	132,808
Valuation Methods and Assumptions
(a)Fair value equals or approximates carrying amount. The fair value of deposits with no stated maturity does not take into consideration the value ascribed to core deposit intangibles.
(b)Fair values of held-to-maturity securities are determined by using models that are based on security-specific details, as well as relevant industry and economic factors. The most significant of these inputs are quoted market prices, interest rate spreads on relevant benchmark securities, and certain prepayment assumptions. We review the valuations derived from the models to ensure that they are reasonable and consistent with the values placed on similar securities traded in the secondary markets.
(c)Information pertaining to our methodology for measuring the fair values of these assets and liabilities is included in the sections entitled “Qualitative Disclosures of Valuation Techniques” and “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” in this Note.
(d)The fair value of loans is based on the present value of the expected cash flows. The projected cash flows are based on the contractual terms of the loans, adjusted for prepayments and use of a discount rate based on the relative risk of the cash flows, taking into account the loan type, maturity of the loan, liquidity risk, servicing costs, and a required return on debt and capital. In addition, an incremental liquidity discount is applied to certain loans, using historical sales of loans during periods of similar economic conditions as a benchmark. The fair value of loans includes lease financing receivables at their aggregate carrying amount, which is equivalent to their fair value.
(e)Fair values of time deposits and non-publicly traded long-term debt are based on discounted cash flows utilizing relevant market inputs.